CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
OPERATING REVENUES	$ 241,479	$ 250,923	$ 485,053	$ 480,824
OPERATING EXPENSES
Voyage expenses	(8,399)	(9,443)	(16,282)	(16,632)
Vessel operating expenses	(41,861)	(40,579)	(82,500)	(79,743)
Depreciation and amortization of right-of-use assets	(31,910)	(33,753)	(63,439)	(67,112)
Amortization of deferred drydocking and special survey costs	(4,502)	(3,202)	(8,337)	(5,922)
General and administrative expenses	(7,192)	(7,136)	(14,037)	(14,527)
Gain on sale of vessels			1,639
Income From Operations	147,615	156,810	302,097	296,888
OTHER INCOME (EXPENSES):
Interest income	3,596	120	6,319	121
Interest expense	(5,881)	(16,079)	(12,603)	(33,193)
Gain/(loss) on investments	6,438	(168,635)	6,438	(69,096)
Dividend income		16,208		138,386
Gain/(loss) on debt extinguishment	(2,254)	22,939	(2,254)	22,939
Equity loss on investments	(738)		(3,326)
Other finance expenses	(1,146)	(336)	(2,122)	(941)
Other income/(expenses), net	294	362	469	861
Loss on derivatives	(903)	(903)	(1,796)	(1,796)
Total Other Income/(Expenses), net	(594)	(146,324)	(8,875)	57,281
Income before income taxes	147,021	10,486	293,222	354,169
Income taxes		(2,262)		(14,480)
Net Income	$ 147,021	$ 8,224	$ 293,222	$ 339,689
EARNINGS PER SHARE
Basic earnings per share (in dollars per share)	$ 7.32	$ 0.40	$ 14.51	$ 16.42
Diluted earnings per share (in dollars per share)	$ 7.32	$ 0.40	$ 14.51	$ 16.40
Basic weighted average number of common shares (in thousands)	20,081	20,689	20,214	20,693
Diluted weighted average number of common shares (in thousands)	20,081	20,708	20,214	20,712